COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or more consisted of the following at September 30, 2011:

US$
Years ending September 30,
2012	2,941
2013	2,105
2014	204

5,250

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended September 30, 2009, 2010 and 2011, total rental expenses from continuing operations for all operating leases amounted to US$1,555, US$2,686 and US$2,844, respectively. Rental expenses from discontinued operations for all operating leases amounted to nil, US$789 and US$750, respectively.

Legal contingencies

The group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material adverse effect on its financial position or results of operations.